Equity Based Awards - Summary of Calculated Via The Black-Scholes Option Pricing Model (Detail) - 2013 Stock Plan [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected option term (in years)	6 years 21 days	5 years 10 months 9 days	6 years 25 days
Expected volatility	52.20%	53.10%	52.60%
Risk-free interest rate	1.50%	0.56%	1.89%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of common stock (per share)	$ 1.01	$ 2.36	$ 1.81